Others - Financial instruments, schedule of contractual undiscounted cash flows of non-derivative financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	$ 0	$ 0
Less than 1 year | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	10,381	9,371
Less than 1 year | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	496	255
Less than 1 year | Guarantee deposits received
Financial instruments
Non-derivative financial liabilities	0	0
Between 2-5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	1,566	3,207
Between 2-5 years | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	0	0
Between 2-5 years | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	392	89
Between 2-5 years | Guarantee deposits received
Financial instruments
Non-derivative financial liabilities	25	25
Over 5 years | Financial liabilities at fair value through profit or loss
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Other payables (including related parties)
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Lease liabilities (including current portion)
Financial instruments
Non-derivative financial liabilities	0	0
Over 5 years | Guarantee deposits received
Financial instruments
Non-derivative financial liabilities	$ 0	$ 0